Annual Total Returns	0 Months Ended
Jan. 28, 2012
(Institutional) | (Delaware Foundation Conservative Allocation Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(5.02%)
Annual Return 2003	17.30%
Annual Return 2004	7.33%
Annual Return 2005	4.40%
Annual Return 2006	8.76%
Annual Return 2007	4.45%
Annual Return 2008	(14.16%)
Annual Return 2009	25.66%
Annual Return 2010	9.96%
Annual Return 2011	2.60%
(Institutional) | (Delaware Foundation Growth Allocation Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(15.68%)
Annual Return 2003	28.36%
Annual Return 2004	12.28%
Annual Return 2005	7.76%
Annual Return 2006	11.97%
Annual Return 2007	5.74%
Annual Return 2008	(31.13%)
Annual Return 2009	31.34%
Annual Return 2010	12.07%
Annual Return 2011	(1.75%)
(Institutional) | (Delaware Foundation Moderate Allocation Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(10.09%)
Annual Return 2003	23.60%
Annual Return 2004	9.75%
Annual Return 2005	6.08%
Annual Return 2006	10.19%
Annual Return 2007	4.91%
Annual Return 2008	(22.01%)
Annual Return 2009	27.78%
Annual Return 2010	11.36%
Annual Return 2011	0.22%
(Institutional) | (Delaware Foundation® Equity Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	14.03%
Annual Return 2011	(5.22%)
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Class A
Bar Chart Table:
Annual Return 2002	(5.26%)
Annual Return 2003	16.89%
Annual Return 2004	7.09%
Annual Return 2005	4.27%
Annual Return 2006	8.39%
Annual Return 2007	4.20%
Annual Return 2008	(14.40%)
Annual Return 2009	25.41%
Annual Return 2010	9.70%
Annual Return 2011	2.24%
(Retail) | (Delaware Foundation Growth Allocation Fund) | Class A
Bar Chart Table:
Annual Return 2002	(15.90%)
Annual Return 2003	28.22%
Annual Return 2004	11.89%
Annual Return 2005	7.51%
Annual Return 2006	11.61%
Annual Return 2007	5.59%
Annual Return 2008	(31.31%)
Annual Return 2009	30.86%
Annual Return 2010	11.98%
Annual Return 2011	(2.12%)
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Class A
Bar Chart Table:
Annual Return 2002	(10.43%)
Annual Return 2003	23.32%
Annual Return 2004	9.50%
Annual Return 2005	5.83%
Annual Return 2006	9.83%
Annual Return 2007	4.65%
Annual Return 2008	(22.17%)
Annual Return 2009	27.52%
Annual Return 2010	11.11%
Annual Return 2011	0.08%
(Retail) | (Delaware Foundation® Equity Fund) | Class A
Bar Chart Table:
Annual Return 2010	13.76%
Annual Return 2011	(5.48%)